COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
ALTANINE, INC. [Member]
COMMITMENTS AND CONTINGENCIES

Note 11: Commitments and Contingencies

Contingencies

The Company is subject to various legal proceedings and regulatory actions arising in the normal course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Company’s consolidated business, financial position, cash flows or results of operations taken as a whole. As of September 30, 2025, the Company is not a party to any material legal or administrative proceedings.

Note 7: Commitments and Contingencies

Capital expenditures commitments

The Company has no capital expenditure commitment as of December 31, 2024.

Contingencies

The Company is subject to various legal proceedings and regulatory actions arising in the normal course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Company’s consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2024, the Company is not a party to any material legal or administrative proceedings.